Other expenses (Tables)	9 Months Ended
Sep. 30, 2014
Other Income and Expenses [Abstract]
Schedule of other expenses
Other expenses for the three and nine months ended September 30, 2014 and 2013 consisted of the following:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Deposit liabilities and reinsurance contracts investment expense	$2,871	$1,146	$4,352	$2,365
Change in fair value of embedded derivatives in deposit and reinsurance contracts (1)	111	100	437	310
	$2,982	$1,246	$4,789	$2,675

(1) See discussion of accounting policy for embedded derivatives in Note 2 for additional information.